Accrued Expenses and Other Liabilities - Summary of Accrued Expenses and Other Liabilities and Long-term Loans (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Accrued Liabilities and Other Liabilities [Abstract]
Payroll and welfare payables	¥ 39,268	$ 5,693	¥ 32,532
Provision for litigation settlement (a)	23,506	3,408
Payables for service fee	15,572	2,258	10,919
Other taxes payables	6,070	880	5,014
Product warranty liabilities	3,306	479	4,758
Payables for acquisition of property and equipment	3,040	441	1,237
Consideration payable to an equity method investment	1,750	254	2,800
Accrued interests	749	109	769
Others	4,502	653	3,822
Total	¥ 97,763	$ 14,175	¥ 61,851